Investments Held in Trust Account	11 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Investments Held in Trust Account

Note 3 — Investments Held in Trust Account

As of December 31, 2021, assets held in the Trust Account comprised $44,891,829 in money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Trust Account — U.S. Treasury Securities Money Market Fund	1	$44,891,829